Related Party Transactions and Balances (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of Loan From Non-controlling Shareholder	(a) Loan from a non-controlling shareholder

	December 31,
	2023	2022
Loan - current	$—	$4,358
	$—	$4,358

Schedule of Related Party Transactions and Balances

(b) The Company entered into the following transactions in the normal course of operations with related parties:

	For the year ended December 31,
	2023	2022	2021
Rent expenses to SinoBioway Biotech Group Co. Ltd. (“SinoBioway”).	$756	$796	$830
Rent expenses to Dalian Jin Gang Group (“Jin Gang”).	22	23	21
Investment income (loss) from VIVO Capital’s funds	(148)	2,702	—